Investments (Unconsolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Carrying Amount Asset	$ 13,558	$ 15,165
Carrying Amount Liability	14,517	15,973
Other limited partnership interests
Variable Interest Entity [Line Items]
Carrying Amount Asset	1,511	1,495
Carrying Amount Liability	2,463	2,292
Other
Variable Interest Entity [Line Items]
Carrying Amount Asset	82	90
Carrying Amount Liability	89	101
Structured securities
Variable Interest Entity [Line Items]
Carrying Amount Asset	11,461	13,062
Carrying Amount Liability	11,461	13,062
U.S. corporate and foreign corporate securities
Variable Interest Entity [Line Items]
Carrying Amount Asset	504	518
Carrying Amount Liability	$ 504	$ 518